INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - Investment in equity securities, at fair value-Juventas Cell Therapy Ltd. (Details) - Sep. 30, 2022
¥ in Millions, $ in Millions
	USD ($)	CNY (¥)
Juventas Cell Therapy Ltd.
Schedule of Investments
Equity attributable to noncontrolling interest	$ 33.9	¥ 240.9